Other assets - Other Assets (Detail) - EUR (€) € in Millions		Dec. 31, 2023	Dec. 31, 2022
Schedule of Other Assets [Line Items]
Prepaid expenses		€ 472.1	€ 678.6
Derivative financial instruments		19.8	17.3
VAT receivable		302.2	201.2
Other assets		92.5	266.4
Other current assets	[1]	1,578.5	1,643.4
Prepaid expenses		40.9	32.4
Derivative financial instruments		11.3	0.0
Compensation plan assets		95.2	71.1
Other assets		13.6	15.9
Other non-current assets	[2]	651.8	739.8
Carl Zeiss SMT Holding GmbH & Co. KG
Schedule of Other Assets [Line Items]
Advance payments to Carl Zeiss SMT GmbH		691.9	479.9
Advance payments to Carl Zeiss SMT GmbH		€ 490.8	€ 620.4

[1]	Other assets – current includes amounts with related parties of €691.9 million and €479.9 million at December 31, 2023 and 2022, respectively.
[2]	Other assets – non-current includes amounts with related parties of €490.8 million and €620.4 million at December 31, 2023 and 2022, respectively.